SCHEDULE OF PROVISION FOR INCOME TAX (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Provision/(benefit) at statutory rate					$ (697,766)	$ (380,647)
State tax provision/(benefit) net of federal benefit					(165,565)	(50,719)
Change in valuation allowance					929,300	400,532
Change in tax rate					(19,027)	7,150
Other					(46,942)	23,684
Income tax provision/(benefit)